Borrowings (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure of detailed information about borrowings [abstract]
Schedule of borrowings

	2022	2021
	£m	£m
Current
Bank loans¹	8,976	1,022
Bonds²	1,735	1,987
Commercial paper	1,303	628
Lease liabilities	107	99
Other loans	—	1
	12,121	3,737
Non-current
Bank loans	2,211	2,532
Bonds	30,682	24,209
Lease liabilities	451	586
Other loans	—	156
	33,344	27,483
Total borrowings	45,465	31,220
1.    Current bank loans include £8,179 million of borrowings under the bridge facility relating to the acquisition of WPD (31 March 2021: undrawn). The bridge facility allows for the extension of the maturity date up to September 2023 but includes a requirement that the proceeds of the planned sales of NECO and the UK Gas Transmission business are applied to repay the facility. As these are expected to completed within one year the position has been classified as current.
2.    Includes a liability held at fair value through profit and loss of £nil (2021: £682 million).
Total borrowings are repayable as follows:

	2022	2021
	£m	£m
Less than 1 year	12,121	3,737
In 1 to 2 years	1,410	1,745
In 2 to 3 years	2,544	889
In 3 to 4 years	2,580	2,206
In 4 to 5 years	2,493	1,833
More than 5 years:
By instalments	869	927
Other than by instalments	23,448	19,883
	45,465	31,220

Schedule of lease obligations

	2022	2021
	£m	£m
Gross lease liabilities are repayable as follows:
Less than 1 year	132	114
1 to 5 years	282	321
More than 5 years	259	464
	673	899
Less: finance charges allocated to future periods	(115)	(214)
	558	685
The present value of lease liabilities are as follows:
Less than 1 year	107	99
1 to 5 years	247	267
More than 5 years	204	319
	558	685